Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performa
n
ce Table
The following table shows for 2022, 2021 and 2020:

●	the total compensation disclosed in the Summary Compensation Table (SCT Compensation) for Mr. Kowlzan , our principal executive officer (the PEO) for each of those years;

●	the average SCT Compensation for Mr.Hassfurther, Mr. Mundy, Mr. Carter and Mr. Shirley, who were our other named executive officers (the Non-PEO NEOs) for each of those years;

●	the Compensation Actually Paid (CAP), as determined in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934, for Mr. Kowlzan for each of those years;

●	the average CAP for the Other NEOs for each of those years;

●
t
he value of an initial fixed $100 investment made on January 1, 2020 as of the end of each of those year in: (a) the Company; and (b) the comparative peer group (the “Comparative Peer Group”) described under “—Long Term Equity Awards” elsewhere in this section (which is the peer group we measure performance against on a relative basis for purposes of determining payouts under our performance units) on a weighted-average market capitalization basis;

●	our net income for each of those years, as reported in accordance with generally accepted accounting principles; and

●
our earnings per share, excluding special items
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, for each of those years, which we believe is the most important financial performance measure to us, other than TSR to link compensation actually paid to our performance.

Year	SCT Total for PEO	CAP for PEO	Average SCT Total for Non- PEO NEOs	Average CAP to Non-PEO NEOs	Value of Initial Fixed $100 Investments based on:		Net Income (in millions)	Company Selected Measure of Earnings Per Share, Excluding Special Items
					Total Shareholder Return of the Company	Peer Group Total Shareholder Return
2022	$12,231,634	$14,187,010	$5,036,654	$5,617,099	$125.88	$121.86	$1,029.8	$11.14
2021	12,517,313	8,937,387	4,655,014	3,497,059	129.32	152.87	841.1	9.39
2020	10,443,674	17,543,943	4,029,973	6,289,416	127.27	118.94	461.0	5.78

(1)	The value of outstanding and unvested stock awards included in CAP are valued as of the end of the year presented using methodology consistent with the valuation of such awards on

3
Earnings per share excluding special items is a
Non-GAAP
financial measure, which we present throughout this proxy statement. Important information relating to our use of this
Non-GAAP
financial measure and a reconciliation of this
Non-GAAP
financial measure to the most comparable financial measure presented in accordance with Generally Accepted Accounting Principles (GAAP) are included on ANNEX A to this proxy statement as well as in Item 7 of our Annual Report on Form
10-K
for the year ended December 31, 2022 under the captions “Executive Summary” and “Reconciliations of
Non-GAAP
Financial Measures to Reported Amounts.”

the grant date and described in Note 1 to the Summary Compensation Table included in this proxy statement. Restricted stock is valued at the closing market price on the New York Stock Exchange on the last trading day of the year presented. The valuation of ROIC Units is determined based upon the probable outcome, which, for all outstanding units for all periods, was payout at 100%. The valuation of the TSR Units was redetermined as of the end of each year based upon a Monte Carlo simulation.

(2)	Below is a reconciliation of the SCT total to the CAP total for the PEO:

Year	Summary Compensation Table (SCT) Total Compensation	SCT Change in Pension Value	CAP Pension Service Cost	SCT Equity Value	Fair Value as of Year End of Equity Awards Granted During the Year	Increase (Decrease) from Prior- Year-End Fair Value of Awards that Vested During the Year	Year-over- Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Dividends	Total

2022	$12,231,634	-	$394,222	($7,250,018)	$5,991,532	$2,605,270	($284,918)	$499,288	$14,187,010
2021	12,517,313	($325,321)	409,787	(6,745,717)	6,398,487	(1,142,952)	(2,563,862)	389,652	8,937,387
2020	10,443,674	(1,164,693)	476,277	(5,575,067)	8,854,213	(845,467)	5,104,418	250,588	17,543,943
Below is a reconciliation of the average SCT total to the average CAP total for the non-PEO
NEOs.

Year	Summary Compensation Table (SCT) Total Compensation	SCT Change in Pension Value	CAP Pension Service Cost	SCT Equity Value	Fair Value as of Year End of Equity Awards Granted During the Year	Increase (Decrease) from Prior- Year-End Fair Value of Awards that Vested During the Year	Year-over- Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Dividends	Total
2022	$5,036,654	-	$98,616	($2,634,404)	$2,177,112	$852,667	( $95,409)	$181,863	$5,617,099
2021	4,655,014	($98,480)	102,592	(2,258,776)	2,142,514	(326,641)	(856,519)	137,355	3,497,059
2020	4,029,973	(423,033)	91,261	(1,866,742)	2,964,722	(146,679	1,559,373	80,541	6,289,416
In each case, “Dividends” include dividends paid in cash on unvested restricted stock awards and the year over year change in value of accrued dividends on ROIC Performance Units.

Company Selected Measure Name	Earnings per share
Named Executive Officers, Footnote [Text Block]	the average SCT Compensation for Mr.Hassfurther, Mr. Mundy, Mr. Carter and Mr. Shirley, who were our other named executive officers (the Non-PEO NEOs) for each of those years;
Peer Group Issuers, Footnote [Text Block]	t
he value of an initial fixed $100 investment made on January 1, 2020 as of the end of each of those year in: (a) the Company; and (b) the comparative peer group (the “Comparative Peer Group”) described under “—Long Term Equity Awards” elsewhere in this section (which is the peer group we measure performance against on a relative basis for purposes of determining payouts under our performance units) on a weighted-average market capitalization basis;

PEO Total Compensation Amount	$ 12,231,634	$ 12,517,313	$ 10,443,674
PEO Actually Paid Compensation Amount	$ 14,187,010	8,937,387	17,543,943
Adjustment To PEO Compensation, Footnote [Text Block]	Below is a reconciliation of the SCT total to the CAP total for the PEO:

Year	Summary Compensation Table (SCT) Total Compensation	SCT Change in Pension Value	CAP Pension Service Cost	SCT Equity Value	Fair Value as of Year End of Equity Awards Granted During the Year	Increase (Decrease) from Prior- Year-End Fair Value of Awards that Vested During the Year	Year-over- Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Dividends	Total

2022	$12,231,634	-	$394,222	($7,250,018)	$5,991,532	$2,605,270	($284,918)	$499,288	$14,187,010
2021	12,517,313	($325,321)	409,787	(6,745,717)	6,398,487	(1,142,952)	(2,563,862)	389,652	8,937,387
2020	10,443,674	(1,164,693)	476,277	(5,575,067)	8,854,213	(845,467)	5,104,418	250,588	17,543,943

Non-PEO NEO Average Total Compensation Amount	$ 5,036,654	4,655,014	4,029,973
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,617,099	3,497,059	6,289,416
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Below is a reconciliation of the average SCT total to the average CAP total for the non-PEO
NEOs.

Year	Summary Compensation Table (SCT) Total Compensation	SCT Change in Pension Value	CAP Pension Service Cost	SCT Equity Value	Fair Value as of Year End of Equity Awards Granted During the Year	Increase (Decrease) from Prior- Year-End Fair Value of Awards that Vested During the Year	Year-over- Year Increase (Decrease) in Fair Value of Unvested Awards Granted in Prior Years	Dividends	Total
2022	$5,036,654	-	$98,616	($2,634,404)	$2,177,112	$852,667	( $95,409)	$181,863	$5,617,099
2021	4,655,014	($98,480)	102,592	(2,258,776)	2,142,514	(326,641)	(856,519)	137,355	3,497,059
2020	4,029,973	(423,033)	91,261	(1,866,742)	2,964,722	(146,679	1,559,373	80,541	6,289,416

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart shows our CAP to our PEO and our average CAP to our Other NEOs (presented as bars) for the years presented; and our TSR and the TSR of our Comparative Peer Group based upon the value of an initial $100 investment made on January 1, 2020 (presented as lines) as of the end of the years presented:

Compensation Actually Paid vs. Net Income [Text Block]	The following chart shows our CAP to our PEO and our average CAP to our Other NEOs (presented as bars) and our net income (presented as a line) for the years presented:
Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart shows our CAP to our PEO and our average CAP to our Other NEOs (presented as bars) and our earnings per share, excluding special items (presented as a line) for the years presented:

Total Shareholder Return Vs Peer Group [Text Block]
The following chart shows our CAP to our PEO and our average CAP to our Other NEOs (presented as bars) for the years presented; and our TSR and the TSR of our Comparative Peer Group based upon the value of an initial $100 investment made on January 1, 2020 (presented as lines) as of the end of the years presented:

Tabular List [Table Text Block]
List of Financial Performance Measures Used to Link CAP to Performance

•	Relative total shareholder return (against peer companies)

•	Earnings per share, excluding special items

•	Return on invested capital

Total Shareholder Return Amount	$ 125.88	129.32	127.27
Peer Group Total Shareholder Return Amount	121.86	152.87	118.94
Net Income (Loss)	$ 1,029,800,000	$ 841,100,000	$ 461,000,000
Company Selected Measure Amount	11.14	9.39	5.78
PEO Name	Mr. Kowlzan
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative total shareholder return (against peer companies)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per share, excluding special items
Non-GAAP Measure Description [Text Block]	Earnings per share excluding special items is a
Non-GAAP
financial measure, which we present throughout this proxy statement. Important information relating to our use of this
Non-GAAP
financial measure and a reconciliation of this
Non-GAAP
financial measure to the most comparable financial measure presented in accordance with Generally Accepted Accounting Principles (GAAP) are included on ANNEX A to this proxy statement as well as in Item 7 of our Annual Report on Form
10-K
for the year ended December 31, 2022 under the captions “Executive Summary” and “Reconciliations of
Non-GAAP
	Financial Measures to Reported Amounts.”
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on invested capital
PEO [Member] | SCT Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (325,321)	$ (1,164,693)
PEO [Member] | CAP Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 394,222	409,787	476,277
PEO [Member] | SCT Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,250,018)	(6,745,717)	(5,575,067)
PEO [Member] | Fair Value as of Year End of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,991,532	6,398,487	8,854,213
PEO [Member] | Prior Year End Fair Value of Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,605,270	(1,142,952)	(845,467)
PEO [Member] | Year over Year Increase Decrease in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(284,918)	(2,563,862)	5,104,418
PEO [Member] | Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	499,288	389,652	250,588
Non-PEO NEO [Member] | SCT Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(98,480)	(423,033)
Non-PEO NEO [Member] | CAP Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	98,616	102,592	91,261
Non-PEO NEO [Member] | SCT Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,634,404)	(2,258,776)	(1,866,742)
Non-PEO NEO [Member] | Fair Value as of Year End of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,177,112	2,142,514	2,964,722
Non-PEO NEO [Member] | Prior Year End Fair Value of Awards that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	852,667	(326,641)	(146,679)
Non-PEO NEO [Member] | Year over Year Increase Decrease in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(95,409)	(856,519)	1,559,373
Non-PEO NEO [Member] | Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 181,863	$ 137,355	$ 80,541